Stock-Based Employee Compensation (Details 2) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of stock options vested	$ 20.3	$ 20.1	$ 19.6
Intrinsic value of stock options exercised	260.4	514.9	185.8
Tax benefit realized from stock options exercised	$ 106.0	$ 193.5	$ 62.2